Stock-based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock-based Compensation	Stock-based Compensation
The Company maintained the 2015 Stock Plan (the “2015 Plan”) under which incentive stock options, non-qualified stock options, and restricted stock were granted to employees and non-employee consultants. In connection with the Business Combination, the Company assumed the 2015 Plan upon the Closing. The Company terminated the 2015 Plan, provided that the outstanding awards previously granted under the 2015 Plan continue to remain outstanding under the 2015 Plan. In December 2020, the Company’s Board adopted and the Company’s stockholders approved the 2020 Equity Incentive Plan (the “2020 Plan”). The 2020 Plan became effective upon the closing of the Business Combination. Under the 2020 Plan, as of March 31, 2021, the Company was authorized to issue a maximum number of 36,588,278 shares of Class A common stock. The Company granted 798,203 restricted stock units in the three months ended March 31, 2021.
Stock Options
Under the terms of the 2015 Plan, incentive stock options must have an exercise price at or above the fair market value of the stock on the date of the grant, while non-qualified stock options are permitted to be granted below fair market value of the stock on the date of grant. Stock options granted have service-based vesting conditions only. The service-based vesting conditions vary, though typically, stock options vest over four years with 25% of stock options vesting on the first anniversary of the grant and the remaining 75% vesting monthly over the remaining 36 months. Option holders have a 10-year period to exercise the options before they expire. Forfeitures are recognized in the period they occur.
A summary of the Company’s stock option activity for the three months ended March 31, 2021 was as follows:

	Number of Common Stock Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (In Thousands)
Outstanding as of December 31, 2020	16,188,071	$1.67
Granted	—	—
Exercised	(183,918)	1.71
Forfeited	(227,782)	1.71
Outstanding as of March 31, 2021	15,776,371	1.71	8.83	$356,546
The aggregate intrinsic value of stock options exercised during the three months ended March 31, 2021 and 2020 was $4.5 million and $0, respectively. The intrinsic value is calculated as the difference between the exercise price and the fair value of the common stock on the exercise date. The total grant-date fair value of the options vested was $1.9 million and $0.2 million, respectively, during the three months ended March 31, 2021 and 2020, respectively.
Restricted Stock Awards
Prior to June 30, 2019, the Company granted restricted stock awards to employees. Recipients purchased the restricted stock on the grant date and the Company has the right to repurchase the restricted shares at the same price recipients paid to obtain those shares. The restrictions lapse solely based on continued service, and generally lapse over 4 years —25% on the first anniversary of the date of issuance, and the remaining 75% monthly over the remaining 36 months. At the grant date of the award, recipients of restricted stock are granted voting rights and receive dividends on unvested shares. No restricted stock awards have been granted after June 30, 2019.
Restricted stock awards activity for the three months ended March 31, 2021 was as follows:

	Shares	Weighted Average Grant Date Fair Value per Share
Outstanding as of December 31, 2020	1,815,891	$1.15
Granted	—	—
Forfeited	(47,444)	1.10
Vested	(357,808)	0.83
Outstanding as of March 31, 2021	1,410,639	1.13
Restricted Stock units
A summary of the Company’s restricted stock units activity for the three months ended March 31, 2021 was as follows:

	Shares	Weighted Average Grant Date Fair Value per Share
Outstanding as of December 31, 2020	—	$—
Granted	798,203	28.18
Forfeited	—	—
Vested	—	—
Outstanding as of March 31, 2021	798,203	28.18
Compensation expense
Stock-based compensation expense by function was as follows (in thousands):

	Three Months Ended March 31,
	2021	2020
Cost of sales	$83	$72
Research and development	762	435
Sales and marketing	186	82
General and administrative	806	540
Total	$1,837	$1,129
Stock-based Compensation
The Company maintained the 2015 Stock Plan (the “2015 Plan”) under which incentive stock options, non-qualified stock options, and restricted stock were granted to employees and non-employee consultants. In connection with the Business Combination, the Company assumed the 2015 Plan upon the Closing. The Company terminated the 2015 Plan, provided that the outstanding awards previously granted under the 2015 Plan continue to remain outstanding under the 2015 Plan. In December 2020, the Company’s Board adopted and the Company’s stockholders approved the 2020 Equity Incentive Plan (the “2020 Plan”). The 2020 Plan became effective upon the closing of the Business Combination. Under the 2020 Plan, as of December 31, 2020, the Company was authorized to issue a maximum number of 36,588,278 shares of Class A common stock. No grants were made in 2020 under the 2020 Plan.
Stock Options
Under the terms of the 2015 Plan, incentive stock options must have an exercise price at or above the fair market value of the stock on the date of the grant, while non-qualified stock options are permitted to be granted below fair market value of the stock on the date of grant. Stock options granted have service-based vesting conditions only. The service-based vesting conditions vary, though typically, stock options vest over four years with 25% of stock options vesting on the first anniversary of the grant and the remaining 75% vesting monthly over the remaining 36 months. Option holders have a 10-year period to exercise the options before they expire. Forfeitures are recognized in the period they occur.
The fair value of stock option awards in 2020 and 2019 was determined on the grant date using the Black-Scholes valuation model based on the following assumptions:

	2020	2019
Expected term (years) (1)	5.96 – 6.02	5.27 – 6.02
Current stock value	$1.67 – $5.64	$1.28 – $1.67
Expected volatility (2)	49.3% – 51.9%	44.6% – 49.3%
Risk-free interest rate (3)	0.4% – 1.8%	1.6% – 1.9%
Dividend yield (4)	0%	0%
(1)The expected term is the length of time the grant is expected to be outstanding before it is exercised or terminated. This number is calculated as the midpoint between the vesting term and the original contractual term (contractual period to exercise). If the option contains graded vesting, then the vesting term would be based on the vesting pattern.
(2)Volatility, or the standard deviation of annualized returns, was calculated based on comparable companies’ reported volatilities.
(3)Risk free rate was obtained from US treasury notes for the expected terms noted as of the valuation date.
(4)The Company has assumed a dividend yield of zero as it has no plans to declare dividends in the foreseeable future.
Prior to December 2, 2020, given the absence of a public trading market, the Board considered numerous objective and subjective factors to determine the fair value of the Company’s Common Stock at each meeting at which awards were approved. These factors included, but were not limited to, (i) contemporaneous third-party valuations of Common Stock; (ii) the rights and preferences of Series A and Series X Preferred Stock relative to Common Stock; (iii) the lack of marketability of Common Stock; (iv) developments in the business; and (v) the likelihood of achieving a liquidity event, such as an IPO or sale of the Company, given prevailing market conditions.
A summary of the Company’s stock option activity for the years ended December 31, 2020 and 2019 was as follows:

	Number of Common Stock Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (In Thousands)
Outstanding as of December 31, 2018	—	$—
Granted	5,002,390	1.67
Forfeited	(14,313)	1.67
Outstanding as of December 31, 2019	4,988,077	1.67
Granted	12,904,692	1.67
Forfeited	(1,704,698)	1.67
Outstanding as of December 31, 2020	16,188,071	$1.67	9.35	$523,401
Vested and exercisable as of December 31, 2020	2,524,151	$1.67	8.87	$81,612
Vested and expected to vest as of December 31, 2020	16,188,071	$1.67	9.35	$523,401
The compensation cost recognized for options during the years ended December 31, 2020 and 2019 was $3.2 million and $0.2 million, respectively. The weighted-average grant date fair value per share of options granted during the year ended December 31, 2020 and 2019 was $0.98 and $0.68, respectively.
The total fair value of options that vested during the year ended December 31, 2020 and 2019 was $1.4 million and $0.2 million.
As of December 31, 2020, the Company had $11.2 million of unrecognized stock-based compensation expense related to the stock options. This cost is expected to be recognized over a weighted-average period of 2.04 years.
Restricted Stock
Prior to June 30, 2019, the Company granted restricted stock awards to employees. Recipients purchased the restricted stock on the grant date and the Company has the right to repurchase the restricted shares at the same price recipients paid to obtain those shares. The restrictions lapse solely based on continued service, and generally lapse over 4 years —25% on the first anniversary of the date of issuance, and the remaining 75% monthly over the remaining 36 months. At the grant date of the award, recipients of restricted stock are granted voting rights and receive dividends on unvested shares. No restricted stock awards have been granted after June 30, 2019.
Employee restricted stock activity for the years ended December 31, 2020 and 2019 was as follows:

	Shares	Weighted Average Grant Date Fair Value per Share
Outstanding as of December 31, 2018	22,849,169	$0.22
Granted	2,055,545	1.29
Forfeited	(1,324,245)	0.53
Vested	(17,333,998)	0.14
Outstanding as of December 31, 2019	6,246,471	0.80
Granted	—	—
Forfeited	(1,667,349)	0.86
Vested	(2,770,458)	0.74
Outstanding as of December 31, 2020	1,808,664	1.15
The total fair value of restricted stock that vested during the year ended December 31, 2020 and 2019 was $2.2 million and $2.5 million, respectively. The compensation cost for restricted stock recognized for years ended December 31, 2020 and 2019 was $2.4 million and $2.4 million, respectively.
As of December 31, 2020, the Company had $1.9 million of unrecognized stock-based compensation expense related to the restricted stock. This cost is expected to be recognized over a weighted-average period of 1.46 years.
Non-employee awards
The restricted stock disclosures above do not include non-employee awards. Non-employee awards vest over time based on service conditions similar to those of employees. Prior to adoption of ASU 2018-07 on January 1, 2019 the Company accounted for the non-employee awards in accordance with ASC 505, Equity, and remeasured the fair value of restricted stock each reporting period until the performance completion date. Total compensation cost for non-employee restricted stock for years ended December 31, 2020 and 2019 was $124,000 and $44,000, respectively. Unrecognized compensation cost for non-employee restricted stock as of December 31, 2020 is immaterial. This cost is expected to be recognized over a weighted average period of 1.29 years.
Non-employee restricted stock activity for the years ended December 31, 2020 and 2019 was as follows:

	Shares	Weighted Average Grant Date Fair Value per Share
Outstanding as of December 31, 2018	234,697	$0.11
Granted	—	—
Forfeited	—	—
Vested	(207,449)	1.29
Outstanding as of December 31, 2019	27,248	1.29
Granted	—	—
Forfeited	(3,123)	—
Vested	(16,898)	1.29
Outstanding as of December 31, 2020	7,227	1.29
Compensation expense
Stock-based compensation expense by function was as follows (in thousands):

	Year Ended December 31,
	2020	2019
Cost of sales	$309	$92
Research and development	2,098	914
Sales and marketing	414	163
General and administrative	5,890	1,533
Total	$8,711	$2,702